Financial instruments and financial risk management - Liquidity risk (Details) - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of maturity analysis for non-derivative financial liabilities
Number of days within which the entity's trade receivables are usually paid	7 days
Borrowings		€ 10,000,000
Undiscounted cash flows	€ 534,786,000	623,287,000
Financial liabilities	495,297,000	577,603,000
YNAP Revolving Credit Facility
Disclosure of maturity analysis for non-derivative financial liabilities
Notional amount	100,000,000
Borrowings	0
Syndicated revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities
Notional amount	125,000,000
Borrowings	0
Credit line utilized in the form of guarantees	27,800,000
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	359,590,000	411,571,000
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	120,769,000	142,089,000
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	54,428,000	69,627,000
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	239,491,000	285,722,000
Financial liabilities	239,491,000	285,722,000
Trade and other payables | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	239,491,000	285,722,000
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	76,749,000	83,078,000
Financial liabilities	76,749,000	83,078,000
Other financial liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	76,749,000	83,078,000
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	218,546,000	254,487,000
Financial liabilities	179,057,000	208,803,000
Lease liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	43,350,000	42,771,000
Lease liabilities | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	120,769,000	142,089,000
Lease liabilities | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 54,428,000	€ 69,627,000